UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Quarter ended: March 31, 2002

Not an amendment.

Institutional Investment Manager Filing this Report:
Name: Kinetics Asset Management, Inc.
Address: 470 Park Avenue South
4th Floor South
New York, N.Y. 10016

13F File Number: none

The institutional investment manager filing this report; and person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Andrew M. Fishman
Title: Director of Compliance
Phone: 646-495-7347
Signature, Place, and Date of Signing:
Andrew M. Fishman
New York, New York
April 18, 2002

Report Type: 13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager: none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Report Summary:
Number of Other Included Managers: none
Form 13F Information Table Entry Total:  147
Form Information Table Value Total: $326,570,484



NAME OF ISSUER					TITLE OF CLASS       CUSIP
	VALUE  SHARES INV. DISCRET.
MARKET      SHARES DISC


LIBERTY MEDIA CORPORATION-CLASS A-
Common-
530718105
34100078
267791
sole
ALLEGHANY CORP-
common-
017175100
475073
2534
sole
AMBASSADORS GROUP INC-
common-
023177108
614968
44660
sole
AMBASSADORS INTERNATIONAL INC-
common-
023178106
381843
44660
sole
AMPAL AMERICAN ISRAEL CORP-
common-
032015109
71230
17000
sole
ANGLO AMERICAN PLC ADR-
common-
03485P102
167171
10150
sole
ASV INC-
common-
001963107
411250
35000
sole
BARRA INC-
Common-
068313105
17789409
293700
sole
BAYCORP HOLDINGS LTD-
common-
072728108
411600
42000
sole
BERKSHIRE HATHAWAY INC-CLASS B-
common-
084670207
767556
324
sole
BOEING CO-
common-
097023105
231600
4800
sole
CABLEVISION SYS CORP-
common-
12686C844
1150088
46600
sole
CACI INTL INC-
common-
127190304
4369790
124460
sole
CALGON CARBON CORPORATION-
common-
129603106
198606
23700
sole
CALIFORNIA CENTER BANK LA CA-
common-
13007A103
1132292
11117
sole
CATALINA MARKETING CORPORATION-
Common-
148867104
1476425
40450
sole
CATELLUS DEVELOPMENT CORPORATION-
common-
149111106
947504
48170
sole
CHECKFREE CORP-
common-
162813109
9150477
596900
sole
CHESAPEAKE ENERGY CORP-
common-
165167107
193500
25000
sole
CHICAGO BRIDGE & IRON CO-
common-
167250109
288284
9700
sole
COGNIZANT TECH SOLUTIONS COR-
Common-
192446102
7830600
186000
sole
COMMONWEALTH TELEPHONE ENTPR-
Common-
203349105
23049450
602600
sole
COMMONWEALTH TELEPHONE ENTPR-CLASS B-
Common-
203349204
588000
14000
sole
COMPUCOM SYSTEMS INC-
common-
204780100
39406
12200
sole
CROWN MEDIA HOLDINGS INC-
common-
228411104
597680
48200
sole
DEUTSCHE BOERSE AG-
common-
7021963
2962695.28
72100
sole
E SPEED  INC CL A-
common-
296643109
11274048
1065600
sole
E*TRADE GROUP INC-
common-
269246104
2157180
229000
sole
ESCO TECHNOLOGIES INC-
common-
296315104
256344
6600
sole
EURONEXT-
common-
7153758
2318443
123600
sole
EXPEDIA INC-
common-
302125109
3701520
53000
sole
FIDELITY NATIONAL INFO SOLUTIONS-
common-
31620P109
3172500
150000
sole
FIDELITY NATIONAL FINANCIAL-
common-
316326107
1526823
57900
sole
FINOVA GROUP INC-
common-
317928109
5940
18000
sole
FISHER COMPANIES INC-
common-
337756209
568875
12500
sole
FOREST CITY ENTERPRISES INC CL A-
common-
345550107
881030
23185
sole
GEMSTAR T V GUIDE INTERNATIONAL INC-
common-
36833W106
11077118
748960
sole
GENERAL MOTORS CL H-
common-
370442832
3178140
193200
sole
GETTY IMAGES INC-
common-
374276103
311584
10400
sole
GLOBAL LIGHT TELECOMMUNICATIONS
Common-
37934X100
47215
35500
sole
GREEN MOUNTAIN CORPORATION-
common-
393154109
337625
18500
sole
GROUPE BRUXELLES LAMBERT-
common-
7097328-Sedol
9119519
164040
sole
HARRIS INTERACTIVE INC-
common-
414549105
2349385
683000
sole
HOTEL RESERVATIONS NETWORK INC-
common-
441451101
1414320
24000
aolw
IDT CORPORATION-
Common-
448947101
205938
10200
sole
IDT CORPORATION CLASS B-
common-
448947309
180030
10200
sole
IMS HEALTH INC-
Common-
449934108
4804300
214000
sole
INFORMATION HOLDINGS INC-
common
529920
18400
sole
INTERACTIVE DATA CORPORATION-
common-
45840J107
833625
47500
sole
KNIGHT TRADING GROUP INC-
common-
499063105
499800
70000
sole
KROLL INC-
common-
501049100
21350295
1282300
sole
LANDAMERICA fINANCIAL GROUP INC-
common-
514936103
242410
7000
sole
LEUCADIA NATIONAL CORP-
common-
527288104
859251
24035
sole
LEVEL 3 COMMUNICATIONS INC 6% CONV-
convertible-
52729NAS9
1195625
4800000
sole
LIBERTY LIVEWIRE CORP-
common-
530709104
2087407
368473
sole
LINDSAY MFG CO-
common-
535555106
487000
20000
sole
LONDON PACIFIC GOURP LTD-
common-
542073101
78400
28000
sole
LONDON STOCK EXCHANGE OLC-
common-
G8502Z101
521108
84500
sole
LYNCH CORP-
common-
551137102
360200
21800
sole
LYNCH INTERACTIVE CORPORATION-
Common-
551146103
9476060
215365
sole
MARKEL CORPORATION-
common-
570535104
427371
2100
sole
MARKETWATCH.COM INC-
Common-
570619106
976000
244000
sole
MARVEL ENTERPRISES INC PFD CPNV EXCHANGEABLE 8%-
preferred convertible-
57383M207
91080
11040
sole
MICRO GENERAL CORPORATION-
common-
594838302
849930
61500
sole
MIH LIMITED-
common-
G6116R101
78174
27420
sole
MORGAN GROUP HOLDING CO-
common-
61735R104
246520
214365
sole
NETBANK INC-
common-
640933107
169000
10000
sole
NET RATINGS INC-
common-
64116M108
2979096
245800
sole
NEWMONT MINING CORPORATION-
common-
651639106
619142
22360
sole
NUCENTRIX BROADBAND NETWORKS INC-
common-
670198100
104400
12000
sole
OSMONICS INC-
common-
688350107
235200
16000
sole
PARGESA HOLDINGS-
common-
4671026-SEDOL
7439613
3073
sole
PATHMARK STORES INC-
common-
70322A101
574800
24000
sole
PICO HOLDINGS INC-
common-
693366205
244360
16400
sole
POWER CORPORATION OF CANADA-
common-
2697701
347303
14200
sole
PRICE COMMUNICATIONS CORP-
common-
741437305
1164240
66000
sole
PRICELINE.COM INC-
common-
741503106
1046000
200000
sole
PRIMACOM AG
common-
74154N108
630834
671100
sole
PROQUEST COMPANY-
common-
74346P102
1324092
30800
sole
PSCION PLC-
common-
709545
10040
10000
sole
RCN CORPORATION-
Common-
749361101
1736739
1231730
sole
REGISTER.COM INC-
common-
75914G101
484920
54000
sole
ROBO GROUP TEK LITD-
common-
M20330102
59805
45000
sole
SAFEGUARD SCIENTIFICS SUB NTS CONV 5%-
Convertible notes-
786449AE8
15061750
23105000
sole
SCANDINAVIAN BROADCASTING SYS SA CONV SUB NTS-
convertible-
805906AC8
1541250
1800000
sole
SCRIPPS E W OHIO CL A-
common-
811054204
1958562
23850
sole
SHENANDOAH TELECOMMUNICATIONS COMPANY-
common-
82312B106
522600
13400
sole
SUNGARD DATA SYSTEMS INC-
common-
867363103
593460
18000
sole
SUNSHINE PCS CORP-
common-
86783P106
179543
160340
sole
SUPREMA SPECIALTIES INC-
common-
86859F107
35
35000
sole
TASTY BAKING COMPANY-
common-
876553306
537570
29700
sole
TELEPHONE & DATA SYSTEMS INC-
Common-
879433100
14093525
159700
sole
TICKETMASTER ONLINE-CITYSEARCH INC-
common-
88633P203
3253800
110000
sole
TOUCH AMERICA HOLDINGS INC-
common-
891539108
520446
136600
sole
TRAVELOCITY COM INC-
common-
893953109
6830274
244200
sole
TREDEGAR CORPORATION-
Common-
894650100
187000
10000
sole
TRIZEC HAHN CORP 3% 01/29/2021-
convertible bond-
896938AB3
520000
800000
sole
UNITEDGLOBALCOM INC-CL A-
Common-
913247508
8526852
1576128
sole
UNITED PAN-EUROPE COMMUNICATIONS NV-
common-
911300200
225920
1412000
sole
UNIVERSITY OF PHOENIX ONLINE-
common-
037604204
753120
18000
sole
USA NETWORKS INC-
common-
902984103
20148915
634212
sole
USA NETWORKS INC-
warrants-
902984111
934590
76290
sole
VERMONT PURE HOLDINGS LTD-
common-
924237100
520000
100000
sole
VORNADO REALTY TRUST-
common-
929042109
251360
14750
sole
WARWICK VALLEY TEL CO-
common-
936750108
252000
4500
sole
WASHINGTON POST COMPANY-
common-
939640108
2367417
4900
sole
WESCO FINL CORP-
common-
950817106
679905
2175
sole
WHITE MOUNTAINS INSURANCE GROUP LIMITED-
common-
G9618E107
1001660
2900
sole
WILEY JOHN & SONS INC CL B-
common-
968223305
565616
21200
sole
WOODWARD GOVERNOR CO-
common-
980745103
412800
6000
sole
YAHOO ! INC-
common
984332106
184700
10000
sole
ABBOTT LABORATORIES
Common-
002824100
894200
17000
sole
AMGEN INC-
Common-
031162100
1699388
28475
sole
ASTRAZENECA GROUP PLC ADR-
Common-
046353108
942210
19000
sole
AVAX TECHNOLOGIES INC-
common-
053495305
25000
50000
sole
AVENTIS SA-
Common-
053561106
1031250
15000
sole
BIO TECHNOLOGY GENERAL CORPORATION-
Common-
090578105
162030
33000
sole
BIOGEN INC-
Common-
09597105
686840
14000
sole
BIOMIRA INC-
Common-
0961R106
128316
37000
sole
BRISTOL-MYERS SQUIBB COMPANY-
Common-
110122108
1588220
39225
sole
CELL GENESYS INC-
common-
150921104
198739
11725
sole
CHIRON CORPORATION-
Common-
170040109
1514370
33000
sole
ELAN PLC ADR-
common-
284131208
305116
21935
sole
ENTREMED INC-
common-
29382F103
83600
11000
sole
GENENTECH INC-
Common-
368710406
1335916
26480
sole
GENZYME CORPORATION-
Common-
372917104
1703130
39000
sole
GENZYME MOLECULAR ONCOLOGY-
Common-
372917500
98600
17000
sole
GLAXO SMITHKLINE-
Common-
37733W105
1159631
24673
sole
HUMAN GENOME SCIENCES INC-
Common-
444903108
326850
15000
sole
IDEC PHARMACEUTICALS CORPORATION-
Common-
449370205
2314800
36000
sole
ILEX ONCOLOGY INC-
Common-
451923106
414240
24000
sole
IMMUNEX CORPORATION-
Common-
452528102
605200
20000
sole
IMPATH INC-
Common-
45255G101
984960
24000
sole
JOHNSON & JOHNSON
Common-
478160104
1653627
25460
sole
ELI LILLY AND COMPANY-
Common-
532457108
1219200
16000
sole
MGI PHARMA INC-
Common-
552880106
137600
10000
sole
MEDIMMUNE INC-
Common-
584699102
884925
22500
sole
MERCK & CO INC-
Common-
589331107
1649667
28650
sole
MILLENIUM PHARMACEUTICALS INC-
Common-
599902103
452804
20296
sole
NEO RX CORPORATION-
Common-
640520300
93150
27000
sole
NOVARTIS AG ADR-
Common-
66987V109
2217600
56000
sole
ONYX PHARMACEUTICALS INC-
common-
683399109
54960
12000
sole
PFIZER INC-
common-
717081103
2100259
52850
sole
PHARMACIA CORP-
Common-
71713U102
1827498
40539
sole
RIBOZYME PHARMACEUTICALS INC-
common-
762567105
29000
10000
sole
ROCHE HOLDING AG ADR-
Common-
771195104
310974
4000
sole
SCHERING-PLOUGH CORPORATION-
Common-
806605101
821625
26250
sole
TARGETED GENETICS CORPORATION-
common-
87612M108
20900
sole
WYETH-
common-
983024100
1634685
24900
sole
326570484

/DOCUMENT
/SUBMISSION